Property Plant and Equipment - Summary of Depreciation Charged to Income Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	¥ 78	¥ 62	¥ 30
Cost of Revenues [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	47	33	15
Selling and Marketing Expenses [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	1	2	2
General and Administrative Expenses [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	¥ 30	¥ 27	¥ 13